Document and Entity Information		6 Months Ended
	Jul. 31, 2019	Jun. 29, 2019
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jul. 31, 2019
Entity Registrant Name	WINGSTOP INC.
Entity Central Index Key		0001636222
Amendment Flag		false
Entity Incorporation, State or Country Code	DE
Entity File Number		001-37425
Entity Tax Identification Number	47-3494862
Entity Address, Address Line One	5501 LBJ Freeway
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240
City Area Code	972
Local Phone Number	686-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	WING
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false